GENERAL (Details)	12 Months Ended
	Dec. 31, 2023 carrier stoke_engine	Dec. 31, 2023 m_type carrier	Dec. 31, 2023 carrier xd_f	Dec. 31, 2023 megi_frs carrier	Dec. 31, 2023 carrier megi_prs
Accounting Policies [Abstract]
Number of carriers in operation	13	13	13	13	13
Number of vessels	2	9	4	3	4